OTHER FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Categories of financial assets [abstract]
Derivative assets (Note 16)	$ 3.6	$ 9.3
Royalty and other receivables	12.9	21.0
Investments in financial securities	9.6	7.2
Other	0.2	1.8
Other financial assets	26.3	39.3
Current	7.4	13.2	[1]
Non-current	18.9	26.1	[1]
Financial assets at amortised cost	$ 25.3	$ 16.4

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.